INVENTORY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Cost of sales	$ 21,975,130	$ 19,160,800	$ 8,573,200